Annual Total Returns[BarChart] - SA Federated Hermes Corporate Bond Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.48%	11.38%	1.44%	5.80%	(1.24%)	8.76%	6.64%	(2.87%)	14.87%	9.02%